SUMMARY OF SCHEDULED MATURITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
2023	$ 2,945	$ 2,554	$ 2,275
2024	1,929	2,404	2,366	$ 2,352
2025	2,022	2,002	1,960	1,942
2026	2,118	2,099	2,052	2,035
2027	9,101	8,774	8,825	8,910
Thereafter	35,689	36,094	36,679	37,069
Subtotal	53,804	53,927	54,157	54,178	$ 55,824
Less: unamortized discounts on bonds	(121)	(122)	(124)	(125)	(135)
Less: deferred financing costs	(1,115)	(1,135)	(1,156)	(1,177)	$ (1,250)
Total notes and other debt	$ 52,568	$ 52,670	$ 52,877	$ 52,876